TRADE RECEIVABLES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade receivables, net
Allowance for doubtful accounts	$ (96,961)	$ (120,468)
Trade receivables, net	863,808	798,102
Allowance for doubtful accounts receivable
Change in allowance for doubtful accounts receivable
Balance, beginning of year	120,468	97,653	69,603
Provision for doubtful accounts	101,967	123,352	105,260
Accounts receivable written off	(120,673)	(99,708)	(76,622)
Currency translation adjustment	(4,801)	(829)	(588)
Balance, end of year	96,961	120,468	97,653
Subscribers
Trade receivables, net
Trade receivables, gross	351,786	384,903
Interconnect
Trade receivables, net
Trade receivables, gross	112,751	120,948
Dealers
Trade receivables, net
Trade receivables, gross	106,000	108,010
Roaming
Trade receivables, net
Trade receivables, gross	283,830	224,687
Other.
Trade receivables, net
Trade receivables, gross	$ 106,402	$ 80,022